Board of Management and Supervisory Board Remuneration (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
E. Meurice [Member]
Remuneration of the individual members of the Board of Management
Base Salary	€ 818,000		€ 787,000		€ 757,000
STI (Cash)	613,500	[1]	586,709	[1]	566,236	[1]
Option awards		[2]			42,648	[2]
LTI (Share awards)	2,079,601	[3],[4]	1,413,218	[3],[5]	935,617	[3],[6]
Total	3,511,101	[7]	2,786,927	[7]	2,301,501	[7]
Pension cost	167,427	[8]	140,113	[8]	136,697	[8]
Compensation pension premium		[9]	88,050	[9]
Other benefits and expense reimbursement	127,116	[10]	136,765	[10]	132,630	[10]
P.T.F.M. Wennink [Member]
Remuneration of the individual members of the Board of Management
Base Salary	508,000		488,000		469,000
STI (Cash)	304,800	[1]	291,043	[1]	280,650	[1]
Option awards		[2]			26,401	[2]
LTI (Share awards)	1,289,415	[3],[4]	875,493	[3],[5]	579,321	[3],[6]
Total	2,102,215	[7]	1,654,536	[7]	1,355,372	[7]
Pension cost	79,190	[8]	85,994	[8]	84,229	[8]
Compensation pension premium		[9]	94,455	[9]
Other benefits and expense reimbursement	46,275	[10]	44,669	[10]	43,627	[10]
M.A. van den Brink [Member]
Remuneration of the individual members of the Board of Management
Base Salary	538,000		517,000		497,000
STI (Cash)	322,800	[1]	308,339	[1]	297,405	[1]
Option awards		[2]			28,025	[2]
LTI (Share awards)	1,366,039	[3],[4]	927,912	[3],[5]	617,004	[3],[6]
Total	2,226,839	[7]	1,753,251	[7]	1,439,434	[7]
Pension cost	83,990	[8]	91,243	[8]	90,388	[8]
Compensation pension premium		[9]	181,826	[9]
Other benefits and expense reimbursement	47,540	[10]	45,502	[10]	44,817	[10]
F.J. van Hout [Member]
Remuneration of the individual members of the Board of Management
Base Salary	445,000		428,000		412,000
STI (Cash)	267,000	[1]	255,259	[1]	246,541	[1]
Option awards		[2]			23,209	[2]
LTI (Share awards)	1,131,676	[3],[4]	832,201	[3]	471,700	[3]
Total	1,843,676	[7]	1,515,460	[7]	1,153,450	[7]
Pension cost	69,110	[8]	75,134	[8]	65,300	[8]
Compensation pension premium		[9]	9,735	[9]
Other benefits and expense reimbursement	37,313	[10]	35,190	[10]	34,549	[10]
F.J.M. Schneider Maunoury [Member]
Remuneration of the individual members of the Board of Management
Base Salary	433,000		416,000		400,000
STI (Cash)	259,800	[1]	248,102	[1]	239,360	[1]
Option awards		[2]
LTI (Share awards)	1,144,137	[3]	676,945	[3]	326,947	[3]
Total	1,836,937	[7]	1,341,047	[7]	966,307	[7]
Pension cost	67,190	[8]	56,475	[8]	55,011	[8]
Compensation pension premium		[9]	4,290	[9]
Other benefits and expense reimbursement	€ 28,889	[10]	€ 28,313	[10]	€ 34,788	[10]

[1]	Actual short-term incentives ("STI") (cash) chargeable to us in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year).
[2]	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the consolidated statements of operations on a straight line basis over the vesting period. The use of performance stock options in the short term incentive plan was withdrawn as of 2010. The last performance option awards were granted in 2009 and became unconditional in 2010.
[3]	The remuneration reported as part of the long-term incentives ("LTI") (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the consolidated statements of operations over the 3 year vesting period based on the maximum achievable number of share awards. Therefore the costs for e.g. the financial year 2012 include costs of the Board of Management's performance share plan 2012, 2011 and 2010. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the consolidated statements of operations in the financial year in which the share awards vest.
[4]	The remuneration reported as part of the LTI (share awards) for the year 2012 includes an adjustment for the Board of Management performance share plan 2009 based on the actual number of share awards vested in 2012. The adjustment for Mr. Meurice, Mr. Wennink, Mr. van den Brink and Mr. van Hout amounts to EUR -106,266, EUR -65,785, EUR -69,831 and EUR -57,838, respectively.
[5]	The remuneration reported as part of the LTI (share awards) for the year 2011 includes an adjustment for the Board of Management performance share plan 2008 based on the actual number of share awards vested in 2011. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -148,040, EUR -91,645 and EUR -97,281, respectively.
[6]	The remuneration reported as part of the LTI (share awards) for the year 2010 includes an adjustment for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -296,287, EUR -183,612 and EUR -191,972, respectively.
[7]	This total reflects base salary, STI (cash), option awards and LTI (share awards).
[8]	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, we do not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4.0 percent of the pension base.
[9]	In 2011, compensation was paid to the Board of Management regarding the risk premium for spouse/orphan pensions, to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.
[10]	Other benefits and expense reimbursement are gross amounts and may include housing costs, company car costs, travel expenses, social security costs, health and disability insurance costs and representation allowances.